Long-term investments	12 Months Ended
Dec. 31, 2020
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	December 31, 2020	December 31, 2019
Long-term investments carried at fair value
Atlantica (a)	$1,706,900	$1,178,581
Atlantica share subscription agreement (b)	20,015	—
Atlantica Yield Energy Solutions Canada Inc. (c)	110,514	88,494
San Antonio Water System (d)	—	27,072
	$1,837,429	$1,294,147

Other long-term investments
Equity-method investees (e), (f)	$186,452	$82,111
Development loans receivable from equity-method investees (f)	22,912	36,204
Other	5,219	3,653
	$214,583	$121,968
Income (loss) from long-term investments from the years ended December 31 is as follows:

	Year ended December 31,
	2020	2019
Fair value gain (loss) on investments carried at fair value
Atlantica	$519,297	$290,740
Atlantica share subscription agreement	20,015	—
Atlantica Yield Energy Solutions Canada Inc.	20,272	(6,649)
San Antonio Water System	117	(6,007)
	$559,701	$278,084
Dividend and interest income from investments carried at fair value
Atlantica	$74,604	$69,307
Atlantica Yield Energy Solutions Canada Inc.	14,731	25,572
San Antonio Water System	2,113	6,007
	$91,448	$100,886
Other long-term investments
Equity method income (loss)	209	(9,108)
Interest and other income	13,313	27,759
	$664,671	$397,621
(a)Investment in Atlantica
AAGES (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by AQN, has a share ownership in Atlantica Sustainable Infrastructure PLC (“Atlantica”) of approximately 44.2% (2019 - 44.2%). AQN has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. The shares were purchased at a cost of $1,036,414. The Company accounts for its investment in Atlantica at fair value, with changes in fair value reflected in the consolidated statements of operations.
8.Long-term investments (continued)
(b)Atlantica share subscription agreement
On December 9, 2020, the Company entered into a subscription agreement to purchase additional ordinary shares of Atlantica at $33.00 per share in order to maintain its 44.2% ownership interest pursuant to a treasury share issuance by Atlantica. The contract is accounted for as a derivative under ASC 815, Derivatives and Hedging and had a fair value of $20,015 as at December 31, 2020. Subsequent to year-end, on January 7, 2021, the subscription closed and the Company paid $132,688 for 4,020,860 shares of Atlantica.
(c)Investment in AYES Canada
On May 24, 2019, AQN and Atlantica formed Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada"), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was Windlectric Inc. ("Windlectric"). AQN invested $91,918 (C$123,603) and Atlantica invested C$4,834 (C$6,500) in AYES Canada, which in turn invested those funds in Amherst Island Partnership ("AIP"), the holding company of Windlectric.
AQN controls and consolidates AIP and Windlectric. The investment of $96,752 (C$130,103) by AYES Canada in AIP is presented as a non-controlling interest held by a related party (notes 16 and 17). The AIP partnership agreement has liquidation rights and priorities to each equity holder that are different from the underlying percentage ownership interests. As such, the share of earnings attributable to the non-controlling interest holder is calculated using the HLBV method of accounting. For the year ended December 31, 2020, the Company incurred non-controlling interest calculated using the HLBV method of accounting of $nil (2019 - $nil) and recorded distributions of $16,064 (2019 - $26,465) during the year.
AYES Canada is considered to be a VIE based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Accordingly, AQN's investment in AYES Canada is considered an equity method investment. Under the AYES Canada shareholders agreement, starting in May 2020, AQN has the option to exchange approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis, subject to certain conditions. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations. A level 3 discounted cash flow approach combined with the binomial tree approach were used to estimate the fair value of the investment (note 24(a)). For the year ended December 31, 2020, AQN recorded dividend income of $14,731 (2019 - $25,572) and a fair value gain of $20,272 (2019 - loss of $6,649) on its investment in AYES Canada.
As at December 31, 2020, the Company's maximum exposure to loss is $110,514 (2019 - $88,494), which represents the fair value of the investment.
(d)San Antonio Water System
On December 30, 2019, the Company and a third party each contributed C$1,500 to the capital of a new joint venture, created for the purpose of investing in infrastructure opportunities. The Company sold its investment in Abengoa Water USA, LLC to the joint venture in exchange for a note receivable of $30,293 and has elected the fair value option under ASC 825, Financial Instruments to account for its investment in the joint venture, with changes in fair value reflected in the consolidated statements of operations.
On July 2, 2020, AQN acquired the third-party developer's 50% interest in the joint venture for C$1,581. As a result, the Company consolidates Abengoa Water USA, LLC and its 20% interest in the San Antonio Water System (“SAWS”). The Company accounts for its 20% interest in SAWS using the equity method.
(e)Equity-method investees
The Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $186,452 (2019 - $82,111) including investments in VIEs of $174,685 (2019 - $59,091).
8.Long-term investments (continued)
(e)Equity-method investees (continued)
Subsequent to year-end, the Company acquired a 51% interest in three wind facilities from a portfolio of four wind facilities located in Texas for $227,556. The facilities have achieved commercial operations. The acquisition of the last facility is expected to close after achieving commercial operation for approximately $103,642. Commercial operation is expected to occur in March 2021. The Company is not considered the primary beneficiary of the entity and therefore will account for its 51% interest using the equity method.
The Company owns a 75% interest ownership in Red Lily I, an operating 26.4 MW wind facility. AQN exercises significant influence over operating and financial policies of the Red Lily I Wind Facility. Due to certain participating rights being held by the minority investor, the decisions that most significantly impact the economic performance of the Red Lily I Wind Facility require unanimous consent. As such, the Company accounts for the partnership using the equity method.
The Company also has 50% interests in a number of wind and solar power electric development projects and infrastructure development projects. The Company holds an option to acquire the remaining 50% interest in most development projects at a pre-agreed price. Some of the development projects include AAGES, the international development platform established with Abengoa S.A. (“Abengoa”) in 2018; Sugar Creek, a 202 MW wind power project in Logan County, Illinois; Maverick Creek, a 492 MW wind power project located in Concho County, Texas; Altavista, a 80 MW solar power project located in Campbell County, Virginia; Blue Hill, a 175 MW wind power project located between Herbert and Neidpath, Saskatchewan; and North Fork Ridge and Kings Point, two approximately 150 MW wind projects in southwestern Missouri.
During the year, the Blue Hill wind project net assets of $20,029 (C$27,205) were transferred into a joint venture entity in exchange for 50% equity interests in the joint venture.
During the year, the Sugar Creek and North Fork Ridge wind facilities reached commercial operations and Maverick Creek commissioned 111 of its 127 total turbines. Subsequent to year-end, the Company acquired the remaining 50% equity interest in each of Sugar Creek and Maverick Creek for $43,796 and as a result, obtained control of the facilities. As at December 31, 2020, the net book value of property, plant and equipment of the joint ventures was $1,009,709 while the third-party construction debt was $837,026 which are expected to be repaid in the first quarter of 2021. Subsequent to year-end, the Empire Electric System acquired North Fork Ridge from Liberty Utilities Co. and the third-party developer (note 3(d)).
On October 21, 2020, AQN paid $1,500 to Abengoa for a 12-month exclusive, transferable, and irrevocable option to purchase all of Abengoa's interests in Abengoa-Algonquin Global Energy Solutions B.V. (“AAGES B.V."), AAGES Development Canada Inc., and AAGES Development Spain, S.A. During the term of the option, the Company is obligated to provide cash advances in an aggregate amount not exceeding $7,233 in any calendar year to be used only in accordance with the baseline operating budget.
Summarized combined information for AQN's investments in significant partnerships and joint ventures as at December 31 is as follows:

	2020	2019
Total assets	$3,201,967	$833,791
Total liabilities	2,913,188	697,751
Net assets	$288,779	$136,040
AQN's ownership interest in the entities	141,666	63,624
Difference between investment carrying amount and underlying equity in net assets(a)	44,786	18,487
AQN's investment carrying amount for the entities	$186,452	$82,111
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.
8.Long-term investments (continued)
(e)Equity-method investees (continued)
Except for AAGES BV, the development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of December 31, 2020, the Company had issued letters of credit and guarantees of performance obligations: under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; purchase and sale agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; and construction loan agreements. The fair value of the support provided recorded as at December 31, 2020 amounts to $12,273 (2019 - $9,446).
Summarized combined information for AQN's VIEs as at December 31 is as follows:

	2020	2019
AQN's maximum exposure in regards to VIEs
Carrying amount	$174,685	$59,091
Development loans receivable (e)	21,804	35,000
Performance guarantees and other commitments on behalf of VIEs	965,291	1,364,871
	$1,161,780	$1,458,962
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.
(f)Development loans receivable from equity investees
The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support (in the form of letters of credit, escrowed cash, guarantees or indemnities) in amounts necessary for the continued development and construction of the equity investees' projects. The loans generally mature between the fifth and tenth anniversary of the commercial operation date.